STATEMENT OF CASH FLOWS - USD ($)		7 Months Ended	12 Months Ended
	Dec. 31, 2023	Jul. 30, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss)		$ (21,278,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Accrued liabilities		511,000
Net cash used in operating activities		(15,990,000)
Net change in cash and cash equivalents		(701,000)
Cash and cash equivalents, at beginning of period		1,383,000	$ 5,547,000
Cash and cash equivalents, at end of period	$ 1,383,000	35,154,000	1,383,000
Previously Reported
Cash flows from operating activities
Net income (loss)	(5,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Accrued liabilities	5,000
Net change in cash and cash equivalents	0
Cash and cash equivalents, at beginning of period	0	$ 0
Cash and cash equivalents, at end of period	$ 0		$ 0